Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 94,100	$ 60,800
Loans Pledged as Collateral	121,600	122,600
Cash management lines of credit, additional borrowings	15,000
Securities Sold under Agreements to Repurchase	11,085	9,393	$ 9,393
Security Owned and Pledged as Collateral, Fair Value	$ 18,400	$ 13,000
Federal Home Loan Bank Advances One [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.52%
Federal Home Loan Bank Advances Two [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.74%
Federal Home Loan Bank Advances [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.15%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.15%
Federal Home Loan Bank Advances Three [Member] | Minimum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.08%
Federal Home Loan Bank Advances Three [Member] | Maximum [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances Three [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.93%